Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies [Abstract]
Summary Of Securities

	Current		Noncurrent
	2012	2011	2012	2011
Aggregate fair value	$8,416,447	$5,094,703	$4,282,664	$4,755,809
Gross unrealized holding gains	(3,707)	(4,929)	(698)	(12,995)
Gross unrealized holding losses	—	857	1,405	1,192
Amortized cost basis	8,412,740	5,090,631	4,283,371	4,744,006
Accrued interest	15,067	17,676	12,086	15,066
Amounts shown on balance sheets	$8,427,807	$5,108,307	$4,295,457	$4,759,072